Vanguard Core Bond ETF Average Annual Total Returns - ETF Prospectus [Member]		12 Months Ended	25 Months Ended
	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Float Adjusted Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.21%	5.40%
ETF Shares
Prospectus [Line Items]
Performance Inception Date	Dec. 12, 2023
ETF Shares | Based on NAV[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.76%	6.34%
ETF Shares | Based on NAV Return After Taxes on Distributions[Member]
Prospectus [Line Items]
Average Annual Return, Percent		5.77%	4.47%
ETF Shares | Based on NAV Return After Taxes on Distributions and Sale of Fund Shares[Member]
Prospectus [Line Items]
Average Annual Return, Percent		4.56%	4.05%
ETF Shares | Based on Market Price[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.56%	6.38%